Document And Entity Information	Nov. 05, 2026
Document Information [Line Items]
Entity, Registrant Name	CONNECTONE BANCORP, INC
Document, Type	8-K
Document, Period End Date	Nov. 05, 2026
Entity, Incorporation, State or Country Code	NJ
Entity, File Number	001-40751
Entity, Tax Identification Number	52-1273725
Entity, Address, Address Line One	301 Sylvan Avenue
Entity, Address, City or Town	Englewood Cliffs
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07632
City Area Code	844
Local Phone Number	266-2548
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000712771
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	CNOB
Security Exchange Name	NASDAQ
DepositarySharesEachRepresentingA140thInterestInAShareOf525SeriesANoncumulativePerpetualPreferredStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 5.25% Series A Non-Cumulative, perpetual preferred stock)
Trading Symbol	CNOBP
Security Exchange Name	NASDAQ